July 20, 2012

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street

Washington, DC 20549

RE:	SunAmerica Series Trust (the “Registrant”)

Registration Statement on Form N-1A

File No. 033-52742; 811-7238

CIK 0000892538

Dear Commissioners:

On behalf of the Registrant, submitted herewith for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is Post-Effective Amendment No. 66 and Amendment No. 68 (collectively, the “Amendments”) under the 1933 and 1940 Acts, respectively, to the Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(a) of the 1933 Act.

The purpose of filing the Amendments is to add a new portfolio to the Registrant, the Protected Asset Allocation SAST Portfoliosm (the “Portfolio”). The Portfolio will be a feeder fund in a master-feeder structure pursuant to which it will invest all or substantially all of its assets in the American Funds® Protected Asset Allocation Portfoliosm (the “Master Fund”), a corresponding master fund of American Funds Insurance Series® (the “Series”).

The Series is not affiliated with the Registrant and is separately registered under the both the 1933 Act (file number 811-03857) and the 1940 Act, as amended (file number 002-86838). The Master Fund was added to the Series pursuant to Post-Effective Amendment Nos. 57 under the 1933 Act and 1940 Act filed with the Commission on June 22, 2012. The Master Fund will be a funding vehicle for insurance products and will be offered only to insurance company separate accounts and feeder funds that are offered only to such separate accounts, including unaffiliated feeder funds.

The Registrant’s description of the Registrant’s investment adviser, distributor and operations (except as appropriate to reflect the status of the Portfolio as a feeder fund) is substantially similar to that described in the Registrant’s last amendment to its Registration Statement with respect to its other portfolios.

Registrant commits to file a post-effective amendment that will incorporate any staff comments. Updates to certain information in this Registration Statement will be included in a post-effective amendment filed under Rule 485(b) of the 1933 Act. The Amendments will become automatically effective 75 days after the filing date. Any questions or comments with respect to the filing may be directed to the undersigned at 713-831-1312 or to Nori L. Gabert, Esq. at 713-831-5165.

Sincerely,
//s// LOUIS O. DUCOTE
Louis O. Ducote, Esq.